Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Dec. 31, 2013
Document Effective Date	Dec. 31, 2013
Prospectus Date	Jan. 01, 2014
Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:
Trading Symbol	VMCVX